Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 10—COMMITMENTS AND CONTINGENCIES

Indemnification—Subject to certain limitations, the Company is obligated to indemnify its current and former directors, officers and employees with respect to certain litigation matters and investigations that arise in connection with their service to the Company. These obligations arise under the terms of its certificate of incorporation, its bylaws, applicable contracts, and Delaware and California law. The obligation to indemnify generally means that the Company is required to pay or reimburse the individuals’ reasonable legal expenses and possibly damages and other liabilities incurred in connection with these matters.

Legal—The Company is named from time to time as a party to lawsuits arising in the ordinary course of business related to its sales, marketing, the provision of its services and equipment claims. Actions filed against the Company include commercial, intellectual property, customer, and labor and employment related claims, including complaints of alleged wrongful termination and potential class action lawsuits regarding alleged violations of federal and state wage and hour and other laws. In general, litigation can be expensive and disruptive to normal business operations. Moreover, the results of legal proceedings are difficult to predict, and the costs incurred in litigation can be substantial. The Company believes the amounts provided in its financial statements are adequate in light of the probable and estimated liabilities. Factors that the Company considers in the determination of the likelihood of a loss and the estimate of the range of that loss in respect of legal matters include the merits of a particular matter, the nature of the matter, the length of time the matter has been pending, the procedural posture of the matter, how the Company intends to defend the matter, the likelihood of settling the matter and the anticipated range of a possible settlement. Because such matters are subject to many uncertainties, the ultimate outcomes are not predictable and there can be no assurances that the actual amounts required to satisfy alleged liabilities from the matters described above will not exceed the amounts reflected in the Company’s financial statements or that the matters will not have a material adverse effect on the Company’s results of operations, financial condition or cash flows.

The Company regularly reviews outstanding legal claims and actions to determine if reserves for expected negative outcomes of such claims and actions are necessary. The Company had reserves for all such matters of approximately $2.5 million and $2.5 million as of June 30, 2016 and December 31, 2015, respectively. In conjunction with one of the settlements, the Company is obligated to pay certain future royalties, based on sales of future products.

Operating Leases—The Company leases office, warehouse space, certain equipment, towers, wireless spectrum, software and an aircraft under operating leases with related and unrelated parties expiring in various years through 2028. The leases require the Company to pay additional rent for increases in operating expenses and real estate taxes and contain renewal options. The Company’s operating lease arrangements and related terms consisted of the following (in thousands):

	Rent Expense For the three months ended,		Rent Expense For the six months ended,
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015	Lease Term
Arrangement
Warehouse, office space and other	$2,781	$2,915	$5,593	$5,838	11 - 15 years
Wireless towers and spectrum	1,205	819	2,367	1,482	1 - 10 years

Total Rent Expense	$3,986	$3,734	$7,960	$7,320

Capital Leases—The Company also enters into certain capital leases with expiration dates through July 2020. On an ongoing basis, the Company enters into vehicle lease agreements under a Fleet Lease Agreement. The lease agreements are typically 36 months leases for each vehicle and the average remaining life for the fleet is 20 months as of June 30, 2016. As of June 30, 2016 and December 31, 2015, the capital lease obligation balance was $16.6 million and $18.8 million, respectively.

NOTE 15—COMMITMENTS AND CONTINGENCIES

Indemnification—Subject to certain limitations, the Company is obligated to indemnify its current and former directors, officers and employees with respect to certain litigation matters and investigations that arise in connection with their service to the Company. These obligations arise under the terms of its certificate of incorporation, its bylaws, applicable contracts, and Delaware and California law. The obligation to indemnify generally means that the Company is required to pay or reimburse the individuals’ reasonable legal expenses and possibly damages and other liabilities incurred in connection with these matters.

Legal—The Company is named from time to time as a party to lawsuits arising in the ordinary course of business related to its sales, marketing, the provision of its services and equipment claims. Actions filed against the Company include commercial, intellectual property, customer, and labor and employment related claims, including complaints of alleged wrongful termination and potential class action lawsuits regarding alleged violations of federal and state wage and hour and other laws. In general, litigation can be expensive and disruptive to normal business operations. Moreover, the results of legal proceedings are difficult to predict, and the costs incurred in litigation can be substantial. The Company believes the amounts provided in its financial statements are adequate in light of the probable and estimated liabilities. Factors that the Company considers in the determination of the likelihood of a loss and the estimate of the range of that loss in respect of legal matters include the merits of a particular matter, the nature of the matter, the length of time the matter has been pending, the procedural posture of the matter, how the Company intends to defend the matter, the likelihood of settling the matter and the anticipated range of a possible settlement. Because such matters are subject to many uncertainties, the ultimate outcomes are not predictable and there can be no assurances that the actual amounts required to satisfy alleged liabilities from the matters described above will not exceed the amounts reflected in the Company’s financial statements or that the matters will not have a material adverse effect on the Company’s results of operations, financial condition or cash flows.

The Company regularly reviews outstanding legal claims and actions to determine if reserves for expected negative outcomes of such claims and actions are necessary. The Company had reserves for all such matters of approximately $2.5 million and $9.7 million as of December 31, 2015 and 2014, respectively. In conjunction with one of the settlements, the Company is obligated to pay certain future royalties, based on sales of future products.

Operating Leases—The Company leases office, warehouse space, certain equipment, towers, wireless spectrum, software and an aircraft under operating leases with related and unrelated parties expiring in various years through 2028. The leases require the Company to pay additional rent for increases in operating expenses and real estate taxes and contain renewal options. The Company entered into a lease agreement for its corporate headquarters in 2009. In July 2012, the Company entered into a lease for additional office space for an initial lease term of 15 years. In August 2014, the Company entered into a lease for additional office space for an initial lease term of 11 years. In 2015, the Company entered into lease agreements for towers and wireless spectrum for lease terms between 1 and 10 years.

Total rent expense for operating leases was approximately $15.1 million, $11.0 million and $6.1 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Capital Leases—The Company also enters into certain capital leases with expiration dates through July 2020. On an ongoing basis, the Company enters into vehicle lease agreements under a Fleet Lease Agreement. The lease agreements are typically 36 month leases for each vehicle and the average remaining life for the fleet is 24 months as of December 31, 2015. As of December 31, 2015 and 2014, the capital lease obligation balance was $18.8 million and $16.2 million, respectively.

As of December 31, 2015, future minimum lease payments were as follows (in thousands):

	Operating	Capital	Total
2016	$17,274	$8,440	$25,714
2017	16,652	8,281	24,933
2018	15,007	3,298	18,305
2019	14,789	30	14,819
2020	13,075	11	13,086
Thereafter	63,188	—	63,188

Amounts representing interest	—	(1,272)	(1,272)

Total lease payments	$139,985	$18,788	$158,773

In addition to the commitments mentioned above, the Company had other off-balance sheet obligations of $69.7 million as of December 31, 2015 that consisted of commitments related to software licenses, marketing activities, and other goods and services.